The GDL Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 48.2%
	Aerospace — 2.2%
83,000	Aerojet Rocketdyne Holdings Inc.	$3,897,680
5,400	Hexcel Corp.†	302,400

		4,200,080

	Automotive: Parts and Accessories — 4.0%
40,000	Haldex AB†	211,829
170,000	Navistar International Corp.†	7,485,100

		7,696,929

	Building and Construction — 1.8%
2,000	Hinokiya Group Co. Ltd.	45,374
2,000	Huttig Building Products Inc.†	7,320
42,000	Lennar Corp., Cl. B	3,458,280

		3,510,974

	Business Services — 1.1%
135,000	Clear Channel Outdoor Holdings Inc.†	243,000
1,775	Devoteam SA†	221,476
2,000	eWork Group AB	22,694
87,000	exactEarth Ltd.†	93,459
3,000	IHS Markit Ltd.	290,340
2,000	MDC Partners Inc., Cl. A†.	6,240
50,000	Sogou Inc., ADR†	377,500
40,000	Sportsman’s Warehouse Holdings Inc.†	689,600
300,000	WPP AUNZ Ltd.	148,112

		2,092,421

	Cable and Satellite — 1.2%
30,000	Euskaltel SA	390,509
30,000	Liberty Global plc, Cl. A†	769,800
19,000	Liberty Global plc, Cl. C†	485,260
18,000	Liberty Latin America Ltd., Cl. A†	230,940
5,351	Liberty Latin America Ltd., Cl. C†	69,456
2,000	Shaw Communications Inc., Cl. B	52,009
80,000	Tele Columbus AG†	296,458

		2,294,432

	Computer Software and Services — 5.9%
40,800	NIC Inc.	1,384,344
6,000	NortonLifeLock Inc.	127,560
90,000	Perspecta Inc.	2,614,500
15,000	Pluralsight Inc., Cl. A†	335,100
46,000	RealPage Inc.†	4,011,200
4,000	Slack Technologies Inc., Cl. A†	162,520
4,000	Synacor Inc.†	8,760
16,500	Talend SA, ADR†	1,050,060
12,000	Xilinx Inc.†	1,486,800

		11,180,844

	Consumer Products — 0.3%
75,000	Asaleo Care Ltd.	79,753
4,000	Dorel Industries Inc., Cl. B†	40,391

Shares		Market Value
5,000	Hunter Douglas NV†	$394,027

		514,171

	Diversified Industrial — 0.1%
1,000	Aegion Corp.†	28,750
2,500	Forterra Inc.†	58,125
11,900	Houston Wire & Cable Co.†	62,118

		148,993

	Electronics — 0.9%
65,500	Bel Fuse Inc., Cl. A	1,171,140
1,000	Coherent Inc.†	252,890
4,000	FLIR Systems Inc.	225,880
15,000	SMTC Corp.†	90,150

		1,740,060

	Energy and Utilities — 4.0%
400	Akasol AG†	56,027
20,000	Alvopetro Energy Ltd.†	14,960
20,000	Atlantic Power Corp.†	57,800
8,000	Avista Corp.	382,000
1,500	Chevron Corp.	157,185
13,500	Enable Midstream Partners LP	87,480
40,000	Endesa SA	1,058,244
1,000	GasLog Ltd.	5,770
460,000	Gulf Coast Ultra Deep Royalty Trust	18,400
100,000	Hoegh LNG Holdings Ltd.†	272,414
110,000	PNM Resources Inc.	5,395,500
10,000	Tilt Renewables Ltd.	52,869

		7,558,649

	Entertainment — 0.7%
36,000	Fox Corp., Cl. B.	1,257,480

	Equipment and Supplies — 0.7%
22,000	MTS Systems Corp.†	1,280,400

	Financial Services — 3.6%
60,000	Cardtronics plc, Cl. A†	2,328,000
3,000	Cerved Group SpA†	33,176
3,000	CoreLogic Inc.	237,750
2,000	FBL Financial Group Inc., Cl. A	111,840
4,000	Infront ASA†	18,286
40,000	MoneyGram International Inc.†	262,800
500	ProSight Global Inc.†	6,300
10,000	Protective Insurance Corp., Cl. B	228,700
1,000	Standard AVB Financial Corp.	32,650
24,000	Steel Partners Holdings LP†	330,000
200	The Hartford Financial Services Group Inc.	13,358
65,000	Waddell & Reed Financial Inc., Cl. A	1,628,250
7,000	Willis Towers Watson plc	1,602,160

		6,833,270

	Food and Beverage — 0.1%
22,000	Coca-Cola Amatil Ltd.	224,417

The GDL Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
500,000	Yashili International Holdings Ltd.†	$43,092

		267,509

	Health Care — 9.2%
12,000	Alexion Pharmaceuticals Inc.†	1,834,920
3,000	AstraZeneca plc, ADR.	149,160
16,000	Change Healthcare Inc.†	353,600
60,000	Five Prime Therapeutics Inc.†	2,260,200
41,000	HMS Holdings Corp.†	1,515,975
35,000	Idorsia Ltd.†	938,369
20,000	Kiadis Pharma NV†	127,355
17,000	Magellan Health Inc.†	1,585,080
51,655	Pandion Therapeutics Inc.†	3,101,883
7,000	QIAGEN NV†	340,830
30,000	Scapa Group plc†	88,713
30,000	Varian Medical Systems Inc.†	5,295,900

		17,591,985

	Health Care Equipment and Supplies —0.4%
35,000	GenMark Diagnostics Inc.†	836,500

	Hotels and Gaming — 0.5%
18,000	Cherry AB, Cl. B†(a)	179,311
5,000	Extended Stay America Inc	98,750
1,000	Flutter Entertainment plc†	213,752
10,000	Gamesys Group plc.	266,345
4,000	Great Canadian Gaming Corp.†	137,726
20,000	William Hill plc†	74,996

		970,880

	Machinery — 0.3%
25,000	CFT SpA†	76,519
6,000	CIRCOR International Inc.†	208,920
15,000	CNH Industrial NV†	232,107
3,500	Neles Oyj.	44,451

		561,997

	Metals and Mining — 0.3%
50,000	Alamos Gold Inc., Cl. A	390,500
20,000	Artemis Gold Inc.†	81,961
1,000	Battle North Gold Corp.†	2,069
25,000	Sierra Metals Inc.†	78,750

		553,280

	Paper and Forest Products — 0.3%
28,000	Canfor Corp.†	579,963

	Real Estate — 0.7%
255,000	Atrium European Real Estate Ltd.	829,832
4,000	Brookfield Property Partners LP	71,160
10,000	Corem Property Group AB, Cl. B	21,355
14,500	Rayonier Inc., REIT	467,625

Shares		Market Value
1,000	S IMMO AG	$25,154

		1,415,126

	Retail — 0.5%
40,000	The Michaels Companies Inc.†	877,600

	Semiconductors — 2.3%
2,000	Dialog Semiconductor plc†	150,622
20,600	Inphi Corp.†.	3,675,246
2,400	Siltronic AG†	386,991
600	Siltronic AG	94,989

		4,307,848

	Specialty Chemicals — 1.4%
27,000	Pla Matels Corp.†	187,762
4,000	SGL Carbon SE†	28,332
50,000	Tikkurila Oyj†	1,984,795
7,000	W R Grace & Co.	419,020

		2,619,909

	Telecommunications — 1.0%
15,000	Cincinnati Bell Inc.†	230,250
175,000	Koninklijke KPN NV	593,914
2,000	Loral Space & Communications Inc.	75,340
30,000	Orange Belgium SA	805,645
21,000	Parrot SA†	154,656

		1,859,805

	Transportation — 3.8%
40,000	Abertis Infraestructuras SA†(a)	258,463
28,000	Cubic Corp	2,087,960
700	Kansas City Southern	184,744
100,000	SEACOR Holdings Inc.†	4,075,000
2,000	XPO Logistics Europe SA†	703,620

		7,309,787

	Wireless Communications — 0.9%
14,500	Boingo Wireless Inc.†	204,015
713,121	NII Holdings Inc., Escrow†(a)	1,547,473

		1,751,488

	TOTAL COMMON STOCKS	91,812,380

	CLOSED-END FUNDS — 3.3%
425,000	Altaba Inc., Escrow†	6,183,750

	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
2,000	Steel Partners Holdings LP,
	Ser. A, 6.000%, 02/07/26	40,100

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
1,000	Cincinnati Bell Inc.
	6.750%, Ser. B	49,940

The GDL Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	RIGHTS — 0.4%
	Entertainment — 0.0%
225,000	Media General Inc., CVR†(a)	$0

	Health Care — 0.2%
70,000	Achillion Pharmaceuticals Inc., CVR†	35,000
215,942	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†	215,942
79,391	Ambit Biosciences Corp., CVR†(a)	134,171
103,040	Dova Pharmaceuticals Inc., CVR†	12,880
400,000	Elanco Animal Health Inc., CVR†	4,000
300,000	Innocoll, CVR†(a)	3
125,000	Ipsen SA/Clementia, CVR†(a)	0
23,000	Ocera Therapeutics, CVR†(a)	3,910
3,000	Prevail Therapeutics Inc., CVR†(a)	1,500
18,000	Stemline Therapeutics Inc., CVR†(a)	0
346,322	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
11,000	Tobira Therapeutics Inc., CVR†(a)	660

		408,066

	Metals and Mining — 0.2%
419,000	Pan American Silver Corp., CVR†	364,530

	TOTAL RIGHTS	772,596

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS —48.1%
	U.S. Treasury Bills — 48.1%
$91,721,000	0.014% to 0.115%††, 04/15/21 to 09/23/21(b)	$91,717,754

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT —100.0%
	(Cost $188,012,137)	$190,576,520

Shares
	SECURITIES SOLD SHORT — (4.7)%
	Building and Construction — (1.7)%
31,500	Lennar Corp., Cl. A	$3,188,745

	Computer Software and Services — 0.0%
310	salesforce.com Inc	65,680

	Electronics — (1.2)%
47,853	Marvell Technology Group Ltd	2,343,840

	Financial Services — (1.0)%
7,560	Aon plc, Cl. A.	1,739,631
426	S&P Global Inc.	150,323

		1,889,954

	Semiconductors — (0.7)%
17,234	Advanced Micro Devices Inc.	1,352,869
700	II-VI Inc.	47,859

		1,400,728

	Transportation — (0.1)%
200	Canadian Pacific Railway Ltd.	75,858

	TOTAL SECURITIES SOLD SHORT
	(Proceeds received $7,133,152)(c)	$8,964,805

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At March 31, 2021, $18,700,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.
(c)	At March 31, 2021, these proceeds were being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

The GDL Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

ADR AmericanDepositary Receipt
CCCP ContingentCash Consideration Payment
CVR ContingentValue Right
REIT RealEstate Investment Trust

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	90.4%	$172,190,895
Europe.	9.0	17,226,747
Asia/Pacific	0.5	925,742
Japan	0.1	233,136
Total Investments — Long Positions	100.0%	$190,576,520

Short Positions
North America	(4.7)%	$ (8,964,805)
Total Investments — Short Positions	(4.7)%	$ (8,964,805)

*	Total investments exclude securities sold short.

As of March 31, 2021, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	8,046,603	EUR	6,800,000	State Street Bank and Trust Co.	04/29/21	$67,445
USD	442,024	SEK	3,800,000	State Street Bank and Trust Co.	04/29/21	6,799
USD	398,263	CAD	500,000	State Street Bank and Trust Co.	04/29/21	371
USD	137,164	GBP	100,000	State Street Bank and Trust Co.	04/29/21	(710)

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$73,905

4